January 2, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Dreyfus Index Funds, Inc.
File No. 811-5883

Gentlemen:

     This filing is being transmitted for the Annual Report to Shareholders of the Fund for the period ended October 31, 2008, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

Very truly yours,

/s/ Loretta Johnston

Loretta Johnston
Senior Paralegal

LJ\
Enclosure